UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY




                  Investment Company Act File Number: 811-3451

                             SEI Daily Income Trust




                                   Registrant
                             SEI Daily Income Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110







                          Date of Fiscal Year End: 1/31




             Date of Reporting Period: July 1, 2004 to June 30, 2005




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                              Ultra Short Bond Fund

The Ultra Short Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                    GNMA Fund

The GNMA Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                               Government II Fund

The Government II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                 Government Fund

The Government Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                      Intermediate-Duration Government Fund

The Intermediate-Duration Government Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                Money Market Fund

The Money Market Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                              Prime Obligation Fund

The Prime Obligation Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                         Short-Duration Government Fund

The Short-Duration Government Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


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                                Treasury II Fund

The Treasury II Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                  Treasury Fund

The Treasury Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  Name of Registrant: SEI Daily Income Trust
                  By: /s/Edward D. Loughlin
                  President
                  Date: August 31, 2005